Significant events - Samarco dam failure	6 Months Ended
Dec. 31, 2018
Samarco dam failure [member]
Statement [LineItems]
Significant events - Samarco dam failure
12.	Significant events – Samarco dam failure

As a result of the Samarco dam failure on 5 November 2015, BHP Billiton Brasil Ltda (BHP Billiton Brasil) and other Group entities continue to incur costs and maintain liabilities for future costs. The information presented in this note should be read in conjunction with section 1.8 ‘Samarco’ and Financial Statements note 3 ‘Significant events – Samarco dam failure’ in the 30 June 2018 Annual Report.

The financial impacts of the Samarco dam failure on the Group’s income statement, balance sheet and cash flow statement for the half year ended 31 December 2018 are shown below and have been treated as an exceptional item.

Financial impacts of Samarco dam failure	Half year ended 31 Dec 2018 US$M	Half year ended 31 Dec 2017 US$M	Year ended 30 June 2018 US$M
Income statement
Expenses excluding net finance costs:
Costs incurred directly by BHP Billiton Brasil and other BHP entities in relation to the Samarco dam failure(1)	(33)	(29)	(57)
Loss from equity accounted investments, related impairments and expenses:
Share of loss relating to the Samarco dam failure(2)	(47)	(50)	(80)
Samarco dam failure provision(3)	(70)	(87)	(429)

Loss from operations	(150)	(166)	(566)
Net finance costs(4)	(60)	(44)	(84)

Loss before taxation	(210)	(210)	(650)
Income tax benefit	–	–	–

Loss after taxation	(210)	(210)	(650)

Balance sheet movement
Trade and other payables	2	(2)	4
Provisions	38	25	(228)

Net assets/(liabilities)	40	23	(224)

	Half year ended 31 Dec 2018 US$M		Half year ended 31 Dec 2017 US$M		Year ended 30 June 2018 US$M
Cash flow statement
Loss before taxation		(210)		(210)		(650)
Adjustments for:
Share of loss relating to the Samarco dam failure(2)	47		50		80
Samarco dam failure provision(3)	70		87		429
Net finance costs(4)	60		44		84
Changes in assets and liabilities:
Trade and other payables	(2)		2		(4)

Net operating cash flows		(35)		(27)		(61)

Net investment and funding of equity accounted investments(5)		(215)		(206)		(365)

Net investing cash flows		(215)		(206)		(365)

Net decrease in cash and cash equivalents		(250)		(233)		(426)

(1)	Includes legal and advisor costs incurred.
(2)	Loss from working capital funding provided during the period.
(3)	US$(76) million change in estimate and US$6 million exchange translation.
(4)	Amortisation of discounting of provision.
(5)

Includes US$(47) million funding provided during the period and US$(168) million utilisation of the Samarco dam failure provision, of which US$(164) million allowed for the continuation of reparatory and compensatory programs in relation to the Framework Agreement and a further US$(4) million for dam stabilisation and expert costs.

Equity accounted investment in Samarco

BHP Billiton Brasil’s investment in Samarco remains at US$ nil. BHP Billiton Brasil provided US$47 million funding under a working capital facility during the period and recognised additional share of losses of US$47 million. No dividends have been received by BHP Billiton Brasil from Samarco during the period. Samarco currently does not have profits available for distribution and is legally prevented from paying previously declared and unpaid dividends.

Provision for Samarco dam failure

		31 Dec 2018 US$M		30 June 2018 US$M
At the beginning of the reporting period		1,285		1,057
Movement in provision		(38)		228
Comprising:
Utilised	(168)		(285)
Adjustments charged to the income statement:
Change in estimate	76		560
Amortisation of discounting impacting net finance costs	60		84
Exchange translation	(6)		(131)

At the end of the reporting period		1,247		1,285

Comprising:
Current		308		313
Non-current		939		972

At the end of the reporting period		1,247		1,285

Provision for Samarco dam failure

On 2 March 2016, BHP Billiton Brasil, Samarco and Vale, entered into a Framework Agreement with the Federal Government of Brazil, the states of Espírito Santo and Minas Gerais and certain other public authorities to establish a foundation (Fundação Renova) to develop and execute environmental and socio-economic programs (Programs) to remediate and provide compensation for damage caused by the Samarco dam failure. Key Programs include those for financial assistance and compensation of impacted persons, including fishermen impacted by the dam failure, remediation of impacted areas and resettlement of impacted communities. A committee (Interfederative Committee) comprising representatives from the Brazilian Federal and State Governments, local municipalities, environmental agencies, impacted communities and Public Defence Office oversees the activities of the Fundação Renova in order to monitor, guide and assess the progress of actions agreed in the Framework Agreement.

To the extent that Samarco does not meet its funding obligations during the 15 year term of the Framework Agreement, each of BHP Billiton Brasil and Vale has funding obligations under the Framework Agreement in proportion to its 50 per cent shareholding in Samarco.

Mining and processing operations remain suspended and Samarco is currently progressing plans to resume operations, however significant uncertainties surrounding the nature and timing of ongoing future operations remain. In light of these uncertainties and based on currently available information, BHP Billiton Brasil’s provision for its obligations under the Framework Agreement Programs is US$1.2 billion before tax and after discounting at 31 December 2018 (30 June 2018: US$1.3 billion).

Under a Governance Agreement ratified on 8 August 2018, BHP Billiton Brasil, Samarco and Vale will establish a process to renegotiate the Programs over two years to progress settlement of the R$155 billion (approximately US$40 billion) Federal Public Prosecution Office claim (defined below).

BHP Billiton Brasil, Samarco and Vale maintain security comprising R$1.3 billion (approximately US$335 million) in insurance bonds, R$100 million (approximately US$25 million) in liquid assets and a charge of R$800 million (approximately US$205 million) over Samarco’s assets. The security is maintained for a period of 30 months from ratification of the Governance Agreement, after which BHP Billiton Brasil, Vale and Samarco will be required to provide security of an amount equal to the Fundação Renova’s annual budget up to a limit of R$2.2 billion (approximately US$570 million).

Contingent liabilities

The following matters are disclosed as contingent liabilities and given the status of proceedings it is not possible to provide a range of possible outcomes or a reliable estimate of potential future exposures for BHP, unless otherwise stated. Ultimately, all the legal matters disclosed as contingent liabilities could have a material adverse impact on BHP’s business, competitive position, cash flows, prospects, liquidity and shareholder returns.

Federal Public Prosecution Office claim

BHP Billiton Brasil is among the defendants named in a claim brought by the Federal Public Prosecution Office on 3 May 2016, seeking R$155 billion (approximately US$40 billion) for reparation, compensation and moral damages in relation to the Samarco dam failure.

The 12th Federal Court previously suspended the Federal Public Prosecution Office claim, including a R$7.7 billion (approximately US$2 billion) injunction request. Suspension of the claim continues for a period of two years from the date of ratification of the Governance Agreement on 8 August 2018.

United States class action complaint – Samarco bond holders

On 14 November 2016, a putative class action complaint (Complaint) was filed in the U.S. District Court for the Southern District of New York on behalf of all purchasers of Samarco’s ten-year bond notes (Plaintiff) due 2022-2024 between 31 October 2012 and 30 November 2015 against Samarco and the former chief executive officer of Samarco.

The Complaint was subsequently amended to include BHP Group Limited, BHP Group Plc, BHP Billiton Brasil Ltda, Vale S.A. and officers of Samarco, including four of Vale S.A. and BHP Billiton Brasil Ltda’s nominees to the Samarco Board. On 5 April 2017, the Plaintiff dismissed the claims against all individuals. The remaining corporate defendants (Defendants) filed a joint motion on 26 June 2017 to dismiss the Plaintiff’s Complaint.

On 7 March 2018, the District Court granted the Defendants’ motion to dismiss the Complaint, however, the District Court granted the Plaintiff leave to file a second amended Complaint, which it did on 21 March 2018. On 21 May 2018, the Defendants moved to dismiss the Complaint. The Defendants’ motion remains pending before the District Court.

The amount of damages sought by the Plaintiff on behalf of the putative class is unspecified.

Australian class action complaints

Three separate shareholder class actions were previously filed in the Federal Court of Australia on behalf of persons who acquired shares in BHP Group Ltd on the Australian Securities Exchange or shares in BHP Group Plc on the London Stock Exchange and Johannesburg Stock Exchange in periods prior to the Samarco dam failure.

On 18 December 2018, the Court made orders to permanently stay one of the class actions and temporarily stay another. The claimants in respect of both these class actions have sought leave to appeal from these orders.

The amount of damages sought in the remaining Australian class action is unspecified.

United Kingdom class action complaint

BHP Group Plc is among companies named as defendants in claims for damages filed in courts in the United Kingdom on behalf of certain individuals, governments, business and communities in Brazil impacted by the Samarco dam failure. BHP Group Plc has not yet been served with the claims and damages have not yet been quantified.

Criminal charges

The Federal Prosecutors’ Office has filed criminal charges against BHP Billiton Brasil, Samarco and Vale and certain employees and former employees of BHP Billiton Brasil (Affected Individuals) in the Federal Court of Ponte Nova, Minas Gerais. On 3 March 2017, BHP Billiton Brasil filed its preliminary defences. BHP Billiton Brasil rejects outright the charges against the company and the Affected Individuals and will defend the charges and fully support each of the Affected Individuals in their defence of the charges.

Other claims

BHP Billiton Brasil is among the companies named as defendants in a number of legal proceedings initiated by individuals, non-governmental organisations (NGOs), corporations and governmental entities in Brazilian Federal and State courts following the Samarco dam failure. The other defendants include Vale, Samarco and Fundação Renova. The lawsuits include claims for compensation, environmental rehabilitation and violations of Brazilian environmental and other laws, among other matters. The lawsuits seek various remedies including rehabilitation costs, compensation to injured individuals and families of the deceased, recovery of personal and property losses, moral damages and injunctive relief. In addition, government inquiries and investigations relating to the Samarco dam failure have been commenced by numerous agencies of the Brazilian government and are ongoing.

Additional lawsuits and government investigations relating to the Samarco dam failure could be brought against BHP Billiton Brasil and possibly other BHP entities in Brazil or other jurisdictions.

BHP insurance

BHP has various third party liability insurances for claims related to the Samarco dam failure made directly against BHP Billiton Brasil or other BHP entities, their directors and officers, including class actions. External insurers have been notified of the Samarco dam failure, the third party claims and the class actions referred to above.

At 31 December 2018, an insurance receivable has not been recognised for any potential recoveries in respect of ongoing matters.

Commitments

Under the terms of the Samarco joint venture agreement, BHP Billiton Brasil does not have an existing obligation to fund Samarco. For the half-year ended 31 December 2018, BHP Billiton Brasil has provided US$47 million funding to support Samarco’s operations and a further US$4 million for dam stabilisation and prosecutor experts costs, with undrawn amounts of US$2 million expiring as at 31 December 2018. On 22 January 2019, BHP announced a new short-term facility of up to US$77 million to carry out remediation and stabilisation work and support Samarco’s operations. Funds will be released to Samarco only as required and subject to the achievement of key milestones with amounts undrawn expiring at 30 June 2019.

Any additional requests for funding or future investment provided would be subject to a future decision by BHP, accounted for at that time.

Key judgements and estimates

The outcomes of litigation are inherently difficult to predict and significant judgement has been applied in determining which legal claims require recognition of a provision or disclosure of a contingent liability.

The facts and circumstances relating to these cases are regularly evaluated in determining whether a provision for any specific claim is required.

Management have determined that a provision can only be recognised for obligations under the Framework Agreement as at 31 December 2018. It is not yet possible to provide a range of possible outcomes or a reliable estimate of potential future exposures to BHP in connection to the contingent liabilities noted above, given their status.

The provision for Samarco dam failure of US$1.2 billion currently reflects the estimated remaining costs to complete Programs under the Framework Agreement and requires the use of significant judgements, estimates and assumptions. Based on current estimates, it is expected that approximately 55 per cent of remaining costs for Programs under the Framework Agreement will be incurred by December 2020.

The key estimates that may have a material impact upon the provision in the next and future reporting periods include:

•	timing of repealing the fishing ban along the Rio Doce, which is subject to certain regulatory approvals and could impact upon the length of financial assistance payments;

•	number of people eligible for financial assistance and compensation, as changes to geographical boundaries or eligibility criteria could impact estimated future costs;

•	costs to complete resettlement of the Bento Rodrigues, Gesteira and Paracatu communities.

The provision may also be affected by factors including but not limited to:

•

potential changes in scope of work and funding amounts required under the Framework Agreement including the impact of the decisions of the Interfederative Committee along with further technical analysis and community participation required under the Preliminary Agreement and Governance Agreement;

•	the outcome of ongoing negotiations with State and Federal Prosecutors, including review of Fundação Renova’s Programs as provided in the Governance Agreement;

•	actual costs incurred;

•	resolution of uncertainty in respect of operational restart;

•	updates to discount and foreign exchange rates;

•	resolution of existing and potential legal claims;

•	the status of the Framework Agreement and the renegotiation process established in the Governance Agreement.

Given these factors, future actual expenditures may differ from the amounts currently provided and changes to key assumptions and estimates could result in a material impact to the provision in the next and future reporting periods.

In addition, while we do not expect any immediate direct financial impact to BHP, the status of the tailings dam failure at Vale’s Feijão mine in Brumadinho will be monitored for possible impacts on the provision, contingent liabilities and Samarco’s operations.